Offsetting Financial Assets and Financial Liabilities - Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		$ 324,007	$ 286,668
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(73,342)	(55,656)
Net amounts of financial instruments presented in the consolidated statement of financial position		250,665	231,012
Impact of master netting arrangements or similar agreements	[1]	(51,255)	(52,692)
Collateral	[2],[3]	(185,945)	(157,549)
Net amount	[4]	13,465	20,771
Gross amounts of recognized financial instruments		292,009	260,581
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(73,342)	(55,656)
Net amounts of financial instruments presented in the consolidated statement of financial position		218,667	204,925
Impact of master netting arrangements or similar agreements	[1]	(51,255)	(52,692)
Collateral	[2],[3]	(154,730)	(136,043)
Net amount	[4]	12,682	16,190
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		58,660	65,976
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position			(76)
Net amounts of financial instruments presented in the consolidated statement of financial position		58,660	65,900
Impact of master netting arrangements or similar agreements	[1]	(33,899)	(36,519)
Collateral	[2],[3]	(14,515)	(17,484)
Net amount	[4]	10,246	11,897
Obligations related to securities sold under repurchase agreements and securities lent [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		233,349	194,605
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(73,342)	(55,580)
Net amounts of financial instruments presented in the consolidated statement of financial position		160,007	139,025
Impact of master netting arrangements or similar agreements	[1]	(17,356)	(16,173)
Collateral	[2],[3]	(140,215)	(118,559)
Net amount	[4]	2,436	4,293
Derivative financial instruments [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		51,340	55,775
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position			(76)
Net amounts of financial instruments presented in the consolidated statement of financial position		51,340	55,699
Impact of master netting arrangements or similar agreements	[1]	(33,899)	(36,519)
Collateral	[2],[3]	(6,479)	(6,132)
Net amount	[4]	10,962	13,048
Securities purchased under resale agreements and securities borrowed [member]
Disclosure of offsetting of financial assets liabilities [line items]
Gross amounts of recognized financial instruments		272,667	230,893
Gross amounts of recognized financial instruments offset in the consolidated statement of financial position		(73,342)	(55,580)
Net amounts of financial instruments presented in the consolidated statement of financial position		199,325	175,313
Impact of master netting arrangements or similar agreements	[1]	(17,356)	(16,173)
Collateral	[2],[3]	(179,466)	(151,417)
Net amount	[4]	$ 2,503	$ 7,723

[1]	Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.
[2]	Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.
[3]	Derivative financial instruments assets include cash collateral of $4,511 million (2022 - $4,271 million) and non-cash collateral of $1,968 million (2022 - $1,861 million). Derivative financial instruments liabilities include cash collateral of $13,889 million (2022 - $17,215 million) and non-cash collateral of $626 million (2022 - $269 million).
[4]	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.